Investments - Other investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments
Carrying amount at the beginning of the year	€ 919	€ 219
Additions and subscriptions	11	5
Change in the fair value	(3)	15
Divestments and reimbursements	(12)	(22)
Currency translation differences	15	31
Other changes	(1)	(10)
Carrying amount at the end of the year	€ 929	919
Increase (decrease) due to application of IFRS 9
Investments
Carrying amount at the beginning of the year		681
After initial application
Investments
Carrying amount at the beginning of the year		€ 900